Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Entity Registrant Name	Carbon Sciences, Inc.
Entity Central Index Key	0001407878
Document Type	S-1
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 165,886	$ 38,422
Prepaid expenses	22,742	7,563
TOTAL CURRENT ASSETS	188,628	45,985
PROPERTY & EQUIPMENT, at cost
Machinery & equipment	91,344	91,344
Computer equipment	31,046	28,716
Furniture & Fixtures	1,459	1,459
[PropertyPlantAndEquipmentGross]	123,849	121,519
Less accumulated depreciation	(54,443)	(45,800)
NET PROPERTY AND EQUIPMENT	69,406	75,719
OTHER ASSETS
Patents	39,448	37,114
TOTAL ASSETS	297,482	158,818
CURRENT LIABILITIES
Accounts payable	60,233	12,635
Accrued expenses	8,936	11,369
Accrued interest, notes payable	7,635	7,346
Note payable, investor		25,000
TOTAL CURRENT LIABILITIES	76,804	56,350
SHAREHOLDERS' EQUITY
Preferred Stock, $0.001 par value
Common Stock, $0.001 par value; 12,500,000 authorized common shares 5,920,229 and 5,120,229 shares issued and outstanding, respectively	5,920	5,120
Additional paid in capital	6,726,574	5,914,530
Accumulated deficit during the development stage	(6,511,816)	(5,817,182)
TOTAL SHAREHOLDERS' EQUITY	220,678	102,468
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 297,482	$ 158,818

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Balance Sheets
Preferred Stock, par value	$ 0.001	$ 0.001
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	12,500,000	12,500,000
Common Stock, shares issued	5,920,229	5,920,229
Common Stock, shares outstanding	5,120,229	5,120,229

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		59 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Statements Of Operations
REVENUE
OPERATING EXPENSES
General and administrative expenses	243,266	1,419,998	485,423	1,623,894	5,566,919
Research and development	115,312	30,204	200,045	77,604	903,548
Depreciation expense	4,641	3,687	8,643	8,589	75,240
TOTAL OPERATING EXPENSES	363,219	1,453,889	694,111	1,710,087	6,545,707
LOSS FROM OPERATIONS BEFORE OTHER INCOME/(EXPENSES)	(363,219)	(1,453,889)	(694,111)	(1,710,087)	(6,545,707)
Interest income					39,521
Gain on sale of asset		5,045		5,045	5,045
Penalties	(29)		(29)		(79)
Interest expense	(119)	(299)	(494)	(436)	(10,596)
TOTAL OTHER INCOME/(EXPENSE)	(148)	4,746	(523)	4,609	33,891
NET LOSS	$ (363,367)	$ (1,449,143)	$ (694,634)	$ (1,705,478)	$ (6,511,816)
BASIC AND DILUTED LOSS PER SHARE	$ (0.07)	$ (0.32)	$ (0.13)	$ (0.38)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING
BASIC AND DILUTED	5,586,527	4,531,477	5,454,484	4,482,885

Statement of Shareholders' Equity (Unaudited) (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Deficit Accumulated during the Development Stage	Total
Balance at beginning at Dec. 31, 2010		$ 5,120	$ 5,914,530	$ (5,817,182)	$ 102,468
Balance at beginning, shares at Dec. 31, 2010		5,120,229
Issuance of common stock for cash		800	799,200		800,000
Issuance of common stock for cash, shares		800,000
Common stock compensation cost			12,844		12,844
Net Loss				(694,634)	(694,634)
Balance at end at Jun. 30, 2011		$ 5,920	$ 6,726,574	$ (6,511,816)	$ 220,678
Balance at end, shares at Jun. 30, 2011		5,920,229			5,920,229

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		59 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Statements Of Cash Flows
Net loss	$ (694,634)	$ (1,705,478)	$ (6,511,816)
Depreciation expense	8,643	8,589	75,240
Stock issuance for services			251,038
Stock compensation cost	12,844	1,230,000	1,242,844
Gain on sale of asset		(5,045)	(5,045)
Prepaid expenses	(15,179)	2,950	(22,742)
Accounts payable	47,598	(1,584)	60,233
Accrued expenses	(2,144)	(14,034)	16,571
NET CASH USED IN OPERATING ACTIVITIES	(642,872)	(484,602)	(4,893,677)
Proceeds from sale of vehicle		24,500	24,500
Patent expenditures	(2,334)	(22,697)	(39,448)
Purchase of equipment	(2,330)	(6,955)	(164,101)
NET CASH USED IN INVESTING ACTIVITIES	(4,664)	(5,152)	(179,049)
Advances from/(to) officer			113,000
Loans from investors		25,000	525,000
Repayment of advances and loans	(25,000)		(373,000)
Proceeds from subscriptions payable			362,775
Proceeds from issuance of common stock, net	800,000	256,000	4,610,837
NET CASH PROVIDED BY FINANCING ACTIVITIES	775,000	281,000	5,238,612
NET INCREASE/(DECREASE) IN CASH	127,464	(208,754)	165,886
CASH, BEGINNING OF PERIOD	38,422	270,562
CASH, END OF PERIOD	165,886	61,808	165,886
Interest paid	206	151	3,093
Taxes paid	$ 800	$ 800	$ 3,200

Statements of Cash Flows (Parenthetical) (USD $)	59 Months Ended
Jun. 30, 2011
Statements Of Cash Flows
Issued shares	$ 69,737
Converted debt	$ 265,000
Fair value of per share	3.8

Basis of Presentation	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Basis of Presentation
1.	Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all normal recurring adjustments considered necessary for a fair presentation have been included.  Operating results for the six month period ended June 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.  For further information refer to the financial statements and footnotes thereto included in the Company's Form 10-K for the year ended December 31, 2010.

Going Concern
The accompanying financial statements have been prepared on a going concern basis of accounting, which contemplates continuity of operations, realization of assets and liabilities and commitments in the normal course of business.  The accompanying financial statements do not reflect any adjustments that might result if the Company is unable to continue as a going concern.  The Company does not generate significant revenue, and has negative cash flows from operations, which raise substantial doubt about the Company’s ability to continue as a going concern.  The ability of the Company to continue as a going concern and appropriateness of using the going concern basis is dependent upon, among other things, additional cash infusion.  The Company has obtained funds from its shareholders since its inception, and believes this funding will continue, and is also actively seeking new investors.  Management believes the existing shareholders and the prospective new investors will provide the additional cash needed to meet the Company’s obligations as they become due, and will allow the development of its core of business.

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies of Carbon Sciences, Inc. is presented to assist in understanding the Company’s financial statements. The financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America and have been consistently applied in the preparation of the financial statements.

Development Stage Activities and Operations
The Company is in its initial stages of formation and has insignificant revenues. A development stage activity is one in which all efforts are devoted substantially to establishing a new business and even if planned principal operations have commenced, revenues are insignificant.

Revenue Recognition
The Company will recognize revenue when services are performed, and at the time of shipment of products, provided that evidence of an arrangement exists, title and risk of loss have passed to the customer, fees are fixed or determinable, and collection of the related receivable is reasonably assured. To date, the Company has had no revenues and is in the development stage.

Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Loss per Share Calculations
The Company adopted the accounting pronouncement for loss per share, which dictates the calculation of basic earnings per share and diluted earnings per share. Basic earnings per share are computed by dividing income available to common shareholders by the weighted-average number of common shares available. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. The Company’s diluted loss per share is the same as the basic loss per share for the period ended June 30, 2011 as the inclusion of any potential shares would have had an anti-dilutive effect due to the Company generating a loss.

Stock-Based Compensation

Share based payments applies to transactions in which an entity exchanges its equity instruments for goods or services, and also applies to liabilities an entity may incur for goods or services that are to follow a fair value of those equity instruments. We will be required to follow a fair value approach using an option-pricing model, such as the Black Scholes option valuation model, at the date of a stock option grant. The deferred compensation calculated under the fair value method would then be amortized over the respective vesting period of the stock option. The adoption of share based compensation has no material impact on our results of operations.

Reclassification
Selling and marketing expenses for the period ended June 30, 2010 were reclassified to general and administrative expenses since the Company is focusing more on research and development of its product.

Recently Issued Accounting Pronouncements

Management reviewed accounting pronouncements issued during the three months ended June 30, 2011, and no pronouncements were adopted during the period.

Capital Stock	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Capital Stock
3.	CAPITAL STOCK

As of April 29, 2011, the Company authorized a one-for-forty (1:40) reverse split. All share amounts have been retroactively restated reflecting this reverse split.

During the three months ended June 30, 2011, the Company issued 800,000 shares of common stock at a price of  $1.00 per share for cash of  $800,000, with warrants attached with the option to purchase 3,200,000 shares of common stock over a period of five years. During the six months ended June 30, 2010, the Company issued 71,429 shares of common stock at a price of  $1.40 per share for cash; 150,000 shares of common stock were issued at a price of  $1.04 for cash.

Stock Options	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Stock Options
4.	STOCK OPTIONS

As of June 30, 2011, the Board of Directors of the Company granted non-qualified stock options for 462,500 shares of common stock to its employees. Each Option shall be exercisable to the nearest whole share, in installments or otherwise, as the respective Option agreements may provide. Notwithstanding any other provisions of the Option agreement, each Option expires on the date specified in the Option agreement, which date shall not be later than the seventh (7th) anniversary from the grant date of the options. The stock options vested immediately, and are exercisable for a period of seven years from the date of grant at an exercise prices between  $2.80 and  $2.92 per share, the market value of the Company’s common stock on the date of grant.
6/30/2011
Risk free interest rate	.67% - 3.3%
Stock volatility factor	92.21% - 97.65%
Weighted average expected option life	2 - 7 years
Expected dividend yield	None

A summary of the Company’s stock option activity and related information follows:

	6/30/2011
		Weighted
	Number	average
	of	exercise
	Options	price
Outstanding, beginning of period	387,500	$2.92
Granted	75,000	2.80
Exercised	-	-
Expired	-	-
Outstanding, end of period	462,500	$2.90
Exercisable at the end of period	396,875	$2.60
Weighted average fair value of
options granted during the period		$2.80

Stock-based compensation expense recognized during the period is based on the value of the portion of stock-based payment awards that is ultimately expected to vest. Stock-based compensation expense recognized in the financial statements of operations during the period ended June 30, 2011, included compensation expense for the stock-based payment awards granted prior to, but not yet vested, as of June 30, 2011 based on the grant date fair value estimated, and compensation expense for the stock-based payment awards granted subsequent to June 30, 2011, based on the grant date fair value estimated. We account for forfeitures as they occur. The stock-based compensation expense recognized in the statement of income during the period ended June 30, 2011 and 2010 is  $12,844 and  $1,230,000, respectively.

Warrants
During the six months ended June 30, 2011, the Company issued 3,200,000 warrants to purchase 3,200,000 shares of common stock at a price of  $1.00 per share through a private placement. At June 30, 2011, the Company had a total of 4,000,000 warrants to purchase 4,000,000 shares of common stock outstanding.

Subsequent Events	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Subsequent Events
5.	SUBSEQUENT EVENTS

Management evaluated subsequent events as of the date of the financial statements pursuant to ASC TOPIC 855.

On July 11, 2011, the Board of Directors authorized the issuance of options to purchase 237,500 shares of common stock, which vest over a two year period and are exercisable at a price of  $4.31 per share.

On July 22, 2011, the 4,000,000 warrant options outstanding were exercised for 3,333,338 shares of common stock through a cashless exercise.